Other Accounts Receivable, Net (Details) - Schedule of corresponds to advance to suppliers - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Accounts Receivable, Net (Details) - Schedule of corresponds to advance to suppliers [Line Items]
Current advances to suppliers	S/ 53,658	S/ 31,365
Cumbra Peru S.A. - Aeropuerto Jorge Chavez [Member]
Other Accounts Receivable, Net (Details) - Schedule of corresponds to advance to suppliers [Line Items]
Current advances to suppliers	18,353	7,992
Cumbra Peru S.A. - Projects and Consortiums [Member]
Other Accounts Receivable, Net (Details) - Schedule of corresponds to advance to suppliers [Line Items]
Current advances to suppliers	15,220	10,646
Tren Urbano de Lima S.A. - Alstom Transporte [Member]
Other Accounts Receivable, Net (Details) - Schedule of corresponds to advance to suppliers [Line Items]
Current advances to suppliers	3,691	3,691
Others [Member]
Other Accounts Receivable, Net (Details) - Schedule of corresponds to advance to suppliers [Line Items]
Current advances to suppliers	S/ 16,394	S/ 9,036